Vessel Sales, Asset Impairments and Provisions (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
Schedule of Vessel Sales
The following table shows the net (loss) gain on sale of vessels, equipment and other operating assets for the years ended December 31, 2016, 2015, and 2014:

			Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets
			Year Ended December 31,
Segment	Asset Type	Completion of Sale Date	2016 $	2015 $	2014 $
Teekay Offshore Segment	FSO unit	(1)	(983)	—	—
Teekay Offshore Segment	Shuttle tanker	Nov-16	6,817	—	—
Teekay Offshore Segment	Shuttle tanker	Mar-15	—	1,643	(4,759)
Teekay Offshore Segment	Shuttle tanker	Oct-14	—	—	3,121
Teekay Offshore Segment	2 Conventional Tankers	Mar-16	65	(3,897)	—
Teekay LNG Segment - Conventional Tankers	Suezmax	Mar-17	(11,537)	—	—
Teekay LNG Segment - Conventional Tankers	2 Suezmaxes	Apr/May-2016	(27,439)	—	—
Teekay Tankers Segment - Conventional Tankers	2 Suezmaxes	Jan-17	(6,276)	—	—
Teekay Tankers Segment - Conventional Tankers	MR Tanker	Nov-16	(8,094)	—	—
Teekay Tankers Segment - Conventional Tankers	MR Tanker	Aug-16	(6,556)	—	—
Teekay Tankers Segment - Conventional Tankers	2 VLCCs	May-14	—	—	9,955
Teekay Parent Segment - Conventional Tankers	VLCC	Oct-16	(12,495)	—	—
Other			48	(177)	433
Total			(66,450)	(2,431)	8,750

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